Accrued Expenses and Other Current Liabilities	3 Months Ended
Mar. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Note 7 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The following table summarizes accrued expenses and other current liabilities:

	March 31, 2024	December 31, 2023
Accrued royalty (see Note 12)	$62,500	$150,000
Accrued payroll	36,056	22,481
Professional services	6,143,825	58,021
Engineering consulting	—	1,700
Business development	129,342	1,425
Accrued other	409,516	10,813
	$6,781,239	$244,440